Borrowings - Reconciliation of EBITDA (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Profit before royalties, carbon tax and tax	R 29,728	R 50,275	R 37,250
Adjusted for:
Amortisation and depreciation	7,087	8,293	7,593
Interest income	(1,203)	(1,202)	(1,065)
Finance expense	2,840	2,496	3,152
Share-based payments	218	383	512
Loss on financial instruments	4,279	6,279	2,450
(Gain)/loss on foreign exchange differences	(616)	(1,149)	255
Share of results of equity-accounted investees after tax	(1,287)	(1,989)	(1,700)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(71)	(167)	(464)
Gain on disposal of property, plant and equipment	(162)	(36)	(99)
(Reversal of impairments)/impairments	(6)	5,148	(121)
Early redemption premium on the 2025 Notes	0	196	0
Loss on BTT early settlement	0	0	186
Loss on deconsolidation of subsidiaries	308	0	0
Restructuring costs	363	107	436
Transaction costs	152	140	139
Loss on settlement of US$ Convertible Bond	0	0	1,507
Loss due to dilution of interest in joint operation	0	4	30
Income on settlement of dispute	0	0	(580)
IFRS 16 lease payments	(163)	(142)	(148)
Profit on sale of subsidiary	(145)	(16)	0
Occupational healthcare (gain)/expense	(211)	(14)	52
Adjusted EBITDA	R 41,111	R 68,606	R 49,385